NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.7%
---------------------------------------------------------------------------
    $  6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                            $    5,203,558
      17,220       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc.-Texas),
                   9.00%, 11/1/24                                18,644,611
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,252,199
       4,935       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24             5,073,377
       4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,307,250
       9,580       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                          10,101,056
      15,000       Illinois Development Finance Authority,
                   (Care Institute, Inc.), 7.80%, 6/1/25         15,393,000
       4,605       New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20              4,728,046
       9,605       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                10,329,505
       4,935       North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24               2,566,644
       7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,366,728
      12,290       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                13,287,579
---------------------------------------------------------------------------
                                                             $  101,253,553
---------------------------------------------------------------------------
Cogeneration -- 6.6%
---------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,494,654
      30,145       New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         31,065,025
      12,950       Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                        7,394,450
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              5,988,309
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,402,347
       7,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 7,000,490
       5,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,010,150
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,831,403
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
    $  1,952       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                           $    1,854,207
       8,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                7,742,625
      12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            3,270,312
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            1,279,687
---------------------------------------------------------------------------
                                                             $  116,333,659
---------------------------------------------------------------------------
Education -- 0.8%
---------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(2)                  $    3,914,786
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31          10,578,402
---------------------------------------------------------------------------
                                                             $   14,493,188
---------------------------------------------------------------------------
Electric Utilities -- 3.7%
---------------------------------------------------------------------------
    $ 12,000       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   10,695,000
       5,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   Variable Rate, 9/1/28(3)(4)                    4,461,600
       6,500       Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(3)(4)                                   5,800,080
      11,000       Intermountain Power Agency, UT,
                   7.24%, 7/1/19(3)(4)                           11,170,720
      22,000       Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       20,794,620
       5,000       Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                  4,570,300
       8,000       North Carolina Municipal Power Agency ,
                   6.50%, 1/1/20                                  8,112,480
---------------------------------------------------------------------------
                                                             $   65,604,800
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.4%
---------------------------------------------------------------------------
    $ 42,500       Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                            $   11,919,125
       2,200       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,580,908
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                42,218,295
     244,325       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                56,392,653

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $ 11,175       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $    2,579,302
       7,000       Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22          8,093,680
     101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                24,238,132
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                12,704,573
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                5,203,908
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,292,225
      10,865       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          12,652,292
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,079,684
       1,000       Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,068,850
     100,000       Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                                 44,470,000
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           15,613,897
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            3,699,750
---------------------------------------------------------------------------
                                                             $  254,807,274
---------------------------------------------------------------------------
Gas Utilities -- 0.2%
---------------------------------------------------------------------------
    $  5,250       Philadelphia, PA, Natural Gas Works,
                   Variable Rate, 7/1/28(3)                  $    4,028,745
---------------------------------------------------------------------------
                                                             $    4,028,745
---------------------------------------------------------------------------
General Obligations -- 1.6%
---------------------------------------------------------------------------
    $ 15,000       California, Variable Rate, 5/1/26(3)(4)   $   15,356,400
      15,400       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26               13,076,448
---------------------------------------------------------------------------
                                                             $   28,432,848
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $  3,369       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    2,959,063
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
---------------------------------------------------------------------------
    $  3,613       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36            $    3,282,309
---------------------------------------------------------------------------
                                                             $    6,241,372
---------------------------------------------------------------------------
Hospital -- 7.3%
---------------------------------------------------------------------------
    $  6,500       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21                             $    6,144,970
       2,290       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                                 2,358,494
      12,600       California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), Variable Rate, 12/1/34(3)(4)         13,110,300
      22,000       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                20,742,700
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,276,164
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,042,200
       3,530       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,191,332
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             910,160
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,304,148
       4,500       Indiana Health Facility Financing
                   Authority, (Memorial Hospital and Health
                   Care Center), 7.40%, 3/1/22                    4,558,995
      10,585       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,543,189
      18,000       Maricopa County, AZ, IDA, (Mayo
                   Foundation), Residual Certificates,
                   5.25%, 11/15/37                               16,334,460
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,036,820
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,042,480
      13,815       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        11,857,414
       3,500       New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                       3,598,525
       9,000       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(1)                     3,105,000
       2,250       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(1)                        776,250
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(1)                              1,076,865
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,861,790

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
    $ 12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic),
                   Variable Rate, 11/15/27(3)(4)             $   11,714,875
---------------------------------------------------------------------------
                                                             $  128,587,131
---------------------------------------------------------------------------
Housing -- 9.5%
---------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,063,990
       7,900       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 7,025,707
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,704,248
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,596,033
       9,350       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(3)                9,946,062
      12,000       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                    10,704,240
      37,500       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                  35,938,875
       3,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   2,988,270
       4,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.50%, 12/1/34                   3,984,720
       6,750       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                     6,021,135
       2,500       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                     2,221,475
       7,800       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT),
                   6.25%, 9/1/36                                  7,264,998
      16,000       Charter Mac Equity, TN, (AMT),
                   6.625%, 6/30/09                               15,780,000
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,833,073
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,688,200
      10,630       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,893,128
       1,415       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,320,308
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $  8,325       Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                            $    8,126,365
      15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,628,445
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments), (AMT)
                   , 6.00%, 5/1/31                                8,050,917
---------------------------------------------------------------------------
                                                             $  168,780,189
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.9%
---------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,652,488
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(1)                           76,000
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          1,981,280
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           5,989,318
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,779,427
      25,250       Denver, CO, City and County, (United
                   Airlines),
                   Variable Rate, 10/1/32(3)(4)                  26,021,640
       8,000       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,426,960
       7,530       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                                7,714,410
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,858,105
       6,370       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          6,582,631
       1,600       Knox County, TN, Industrial Development
                   Board (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,536,256
       7,000       Knox County, TN, Industrial Development
                   Board (Weisgarber Partners),
                   6.875%, 12/1/14                                6,753,950
       7,650       Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 7,014,897
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,559,085
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,170,700
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,381,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,571,650
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,633,385

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $  3,625       Middleboro, MA, (Read Corp.),
                   9.50%, 10/1/10                            $    3,755,138
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,663,740
       1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,455,930
      11,885       New Jersey EDA, RITES ,
                   Variable Rate, 9/15/29                        10,266,976
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    197,640
      22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22                          11,074,000
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,504,100
       2,585       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24                    2,061,538
       2,000       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25                    1,595,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,341,507
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,208,548
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,868,900
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(1)          133,000
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)                   18,043,420
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,724,400
---------------------------------------------------------------------------
                                                             $  227,597,119
---------------------------------------------------------------------------
Insured-Electric Utilities -- 3.5%
---------------------------------------------------------------------------
    $ 10,000       Los Angeles, CA, Department of Water and
                   Power, (MBIA), 5.00%, 10/15/33            $    9,150,000
      12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                        11,268,000
      16,000       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         13,540,960
      16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA),
                   Variable Rate, 11/15/15(3)                    16,953,750
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(3)(4)                   11,838,688
---------------------------------------------------------------------------
                                                             $   62,751,398
---------------------------------------------------------------------------
Insured-General Obligations -- 1.3%
---------------------------------------------------------------------------
    $ 14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                            $    2,467,360
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
    $  3,950       Umatilla County, OR, School District No.
                   008R, (MBIA),
                   Variable Rate, 12/15/14(3)(4)             $    3,662,045
      10,000       University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 8,219,600
      10,000       West Virginia, (FGIC), 4.50%, 6/1/23           8,354,400
---------------------------------------------------------------------------
                                                             $   22,703,405
---------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.2%
---------------------------------------------------------------------------
    $  3,500       Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28             $    2,995,895
---------------------------------------------------------------------------
                                                             $    2,995,895
---------------------------------------------------------------------------
Insured-Hospital -- 1.3%
---------------------------------------------------------------------------
    $ 15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                   $   13,645,043
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         8,624,296
---------------------------------------------------------------------------
                                                             $   22,269,339
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $  7,525       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,059,350
---------------------------------------------------------------------------
                                                             $    8,059,350
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
---------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT),
                   Variable Rate, 12/1/23(3)(4)              $   11,587,079
---------------------------------------------------------------------------
                                                             $   11,587,079
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
---------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                    $    1,802,335
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         4,737,370
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         2,931,800
       7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/10                                  4,335,380
       6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,496,140
---------------------------------------------------------------------------
                                                             $   17,303,025
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Transportation -- 4.9%
---------------------------------------------------------------------------
    $  5,000       Atlanta, GA, Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(3)(4)               $    4,301,100
      20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28              17,631,223
      12,000       Florida Turnpike Authority, (FSA) ,
                   4.50%, 7/1/28                                  9,814,080
       8,750       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,023,275
      12,000       Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                                 10,511,280
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21             22,149,946
      10,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,263,500
       8,000       Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 6,848,080
---------------------------------------------------------------------------
                                                             $   86,542,484
---------------------------------------------------------------------------
Insured-Water and Sewer -- 4.9%
---------------------------------------------------------------------------
    $ 31,125       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                    $   27,295,380
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA) , 0.00%, 1/1/26                         4,702,457
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         12,023,340
       7,150       Harrisburg, PA, Water Revenue Bonds,
                   (FGIC), Variable Rate, 8/11/16(3)              6,729,938
      23,015       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               19,421,898
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                         7,763,490
      10,500       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          8,920,170
---------------------------------------------------------------------------
                                                             $   86,856,673
---------------------------------------------------------------------------
Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(1)                  $    4,539,000
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,524,576
---------------------------------------------------------------------------
                                                             $    6,063,576
---------------------------------------------------------------------------
Nursing Home -- 7.9%
---------------------------------------------------------------------------
    $ 12,970       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   14,264,925
       3,260       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                   3,401,614
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
    $  4,815       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                   $    5,217,004
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,056,231
      10,015       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              9,096,224
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,323,800
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,640,966
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,527,128
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,725,145
      11,745       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          11,717,517
       6,750       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            6,836,333
      14,000       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            14,704,760
      12,155       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,491,572
       4,820       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,108,284
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,065,123
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care)
                   , 6.75%, 4/1/34                                3,085,565
       4,805       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,807,258
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,916,954
       2,405       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,548,386
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,705,080
         445       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing) , 8.00%, 8/1/02                  444,978
---------------------------------------------------------------------------
                                                             $  139,684,847
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.5%
---------------------------------------------------------------------------
    $ 14,700       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,640,783
      10,000       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,592,500

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Senior Living / Life Care (continued)
---------------------------------------------------------------------------
    $ 11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                          $    5,900,700
      15,000       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,727,650
      12,375       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,587,060
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12                                    800,536
       5,330       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,516,017
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,600,243
---------------------------------------------------------------------------
                                                             $   61,365,489
---------------------------------------------------------------------------
Special Tax Revenue -- 0.8%
---------------------------------------------------------------------------
    $  8,850       South Orange County, CA, Public
                   Financing Authority, DRIVERS,
                   Variable Rate, 8/15/15(3)(4)              $    9,006,911
       5,125       University Square Community Development
                   District, FL, 6.75%, 5/1/20                    5,088,869
---------------------------------------------------------------------------
                                                             $   14,095,780
---------------------------------------------------------------------------
Transportation -- 2.2%
---------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., South
                   Carolina Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,496,155
       4,735       Denver, CO, City and County Airport
                   Revenue, (AMT), 7.50%, 11/15/23                5,169,484
      20,505       Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(3)(4)                           17,892,048
       9,500       Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(3)(4)                           8,368,075
       3,000       Tri-County, OR, Metropolitan
                   Transportation District,
                   Variable Rate, 8/1/19(3)(4)                    2,587,110
---------------------------------------------------------------------------
                                                             $   38,512,872
---------------------------------------------------------------------------
Water and Sewer -- 2.4%
---------------------------------------------------------------------------
    $ 10,960       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)     $   10,287,275
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(4)          9,181,601
      10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 8,521,200
         805       Metropolitan Southern California
                   Waterworks, 3.05%, 7/1/21                        805,000
       9,400       Metropolitan Southern California
                   Waterworks,
                   Variable Rate, 7/1/27(3)(4)                    7,471,308
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Water and Sewer (continued)
---------------------------------------------------------------------------
    $  7,000       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(4)               $    5,564,020
---------------------------------------------------------------------------
                                                             $   41,830,404
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $1,732,006,176)                          $1,738,781,494
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $   31,203,795
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,769,985,289
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                12.2%
Others, representing less than 10% individually           86.0%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 18.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 7.9% of total investments.

 (1)  Non-income producing security.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,732,006,176)                        $1,738,781,494
Cash                                              23,423
Receivable for investments sold                   50,000
Interest receivable                           31,404,745
--------------------------------------------------------
TOTAL ASSETS                              $1,770,259,662
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Demand note payable                       $      200,000
Payable to affiliate for Trustees' fees              472
Accrued expenses                                  73,901
--------------------------------------------------------
TOTAL LIABILITIES                         $      274,373
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,769,985,289
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,763,209,971
Net unrealized appreciation (computed on
   the basis of identified cost)               6,775,318
--------------------------------------------------------
TOTAL                                     $1,769,985,289
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2000
Investment Income
------------------------------------------------------
Interest                                  $128,180,914
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $128,180,914
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  8,345,694
Trustees fees and expenses                      34,841
Legal and accounting services                  133,558
Custodian fee                                  319,515
Miscellaneous                                  230,505
------------------------------------------------------
TOTAL EXPENSES                            $  9,064,113
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    301,583
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    301,583
------------------------------------------------------

NET EXPENSES                              $  8,762,530
------------------------------------------------------

NET INVESTMENT INCOME                     $119,418,384
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(29,265,457)
------------------------------------------------------
NET REALIZED LOSS                         $(29,265,457)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,870,231)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,870,231)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(46,135,688)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 73,282,696
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      119,418,384  $      136,988,870
   Net realized gain (loss)                      (29,265,457)         31,760,688
   Net change in unrealized appreciation
      (depreciation)                             (16,870,231)       (280,608,085)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       73,282,696  $     (111,858,527)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      184,624,795  $      375,986,994
   Withdrawals                                  (613,467,015)       (478,708,432)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (428,842,220) $     (102,721,438)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (355,559,524) $     (214,579,965)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $    2,125,544,813  $    2,340,124,778
--------------------------------------------------------------------------------
AT END OF YEAR                            $    1,769,985,289  $    2,125,544,813
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------------------
                                     2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                             0.48%          0.45%          0.45%          0.52%          0.49%
   Expenses after custodian
      fee reduction                     0.47%          0.43%          0.43%          0.52%          0.48%
   Net investment income                6.37%          5.92%          5.93%          6.51%          6.65%
Portfolio Turnover                        41%            60%            28%            17%            19%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,769,985     $2,125,545     $2,340,125     $2,181,615     $2,212,478
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2000, the fee was equivalent to 0.45% of the Portfolio's average daily net assets for such period and amounted to $8,345,694. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $763,508,479 and $1,116,383,302, respectively, for the year ended September 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,732,166,857
    --------------------------------------------------------
    Gross unrealized appreciation             $   90,413,630
    Gross unrealized depreciation                (83,798,993)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    6,614,637
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 2000, there were no outstanding obligations under these financial instruments.

NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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